Note 3 - Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Selling, general and administrative expense [abstract]
Disclosure of detailed information about selling, general and administrative expenses [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020	2019

Services and fees	115,303	115,883	153,773
Labor cost (*)	426,414	444,436	481,854
Depreciation of property, plant and equipment	22,924	26,814	18,524
Amortization of intangible assets	63,874	82,355	41,967
Depreciation of right-of-use assets	15,525	17,664	15,564
Commissions, freight and other selling expenses	415,895	310,815	441,442
Provisions for contingencies	24,998	11,957	28,565
Allowances for doubtful accounts	(4,297)	4,644	(16,256)
Taxes	78,800	63,234	110,876
Other	47,133	41,425	89,665
	1,206,569	1,119,227	1,365,974

(*)	For the year ended December 2021, 2020 and 2019, labor cost includes approximately $15.8 million, $61.2 million and $7.4 million respectively of severance indemnities related to the adjustment of the workforce to market conditions.